Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
CIK	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 20, 2021
Prospectus Date	rr_ProspectusDate	Oct. 20, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco ESG NASDAQ 100 ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQMG
Invesco ESG NASDAQ Next Gen 100 ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQJG